Accrued expenses and other current liabilities (Tables)	9 Months Ended
Mar. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of (in thousands):

	March 31, 2023	June 30, 2022
Consulting and professional fees	$248	$551
Research and development	1,197	1,060
Payroll and related benefits	3,771	1,437
License Expense	647	—
Other	9	12
	$5,872	$3,060